Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Contract Assets In Respect Of Concession Arrangements For Construction And Operation Of Photovoltaic Systems [Abstract]
Balance as of January 1		$ 99,416		$ 106,774
Repayment of contract asset under concession arrangements		0		(14,120)	$ (17,579)
Finance incomes		0		9,643
Reclassification from IFRIC 12 into a fixed asset	[1]	(99,416)		0
Translation differences		0		(2,881)
Balance as of December 31		$ 0	[1]	$ 99,416	$ 106,774

[1]	Following the significant change to the terms of the concession arrangement with the state of Israel at the beginning of 2024, the Electricity Authority in Israel approved the cancellation of licenses for electricity generation facilities with a capacity of less than 16 MW, including the aforementioned facilities. Following the license cancellation, the facilities continue to generate electricity in accordance with the technical specifications and the capacity approved in the licenses. Furthermore, the tariff approval for the facilities will remain valid until the original license expiration date prior to its cancellation.